Consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and due from banks
Non-interest bearing	S/ 3,397,663	S/ 2,704,758
Interest bearing	14,750,135	7,153,180
Restricted funds	617,684	1,270,937
Cash and cash equivalents	18,765,482	11,128,875
Inter-bank funds	18,105	85,006
Financial investments	24,277,115	19,072,718
Loans, net:
Loans, net of unearned interest	43,504,274	38,531,632
Impairment allowance for loans	(2,984,851)	(1,394,779)
Loans and receivables	40,519,423	37,136,853
Investment property	1,043,978	972,096
Property, furniture and equipment, net	844,427	950,943
Due from customers on acceptances	16,320	139,685
Intangibles and goodwill, net	1,042,585	979,262
Other accounts receivable and other assets, net	1,355,029	1,051,872
Deferred Income Tax asset, net	353,565	44,983
Total assets	88,236,029	71,562,293
Deposits and obligations
Non-interest bearing	9,354,487	5,644,238
Interest bearing	37,794,788	32,448,986
Deposits From Customers	47,149,275	38,093,224
Inter-bank funds	28,971	169,138
Due to banks and correspondents	9,660,877	3,979,637
Bonds, notes and other obligations	7,778,751	6,890,290
Due from customers on acceptances	16,320	139,685
Insurance contract liabilities	12,501,723	11,426,631
Other accounts payable, provisions and other liabilities	2,146,152	1,960,227
Deferred Income Tax liability, net	11	13
Total liabilities	79,282,080	62,658,845
Equity attributable to IFS's shareholders:
Capital stock	1,038,017	1,038,017
Treasury stock	(2,769)	(196)
Capital surplus	532,771	530,456
Reserves	5,200,000	4,700,000
Unrealized results, net	836,773	442,905
Retained earnings	1,303,317	2,145,688
Equity attributable to owners of parent	8,908,109	8,856,870
Non-controlling interest	45,840	46,578
Total equity, net	8,953,949	8,903,448
Total liabilities and equity, net	S/ 88,236,029	S/ 71,562,293